Financial instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets

	2025	2024
Financial assets
Amortized cost	$626,749,290	$631,491,775
Financial liabilities
Amortized cost	$2,399,244	$9,162,827

Disclosure of financial liabilities

	2025	2024
Financial assets
Amortized cost	$626,749,290	$631,491,775
Financial liabilities
Amortized cost	$2,399,244	$9,162,827

Disclosure of credit risk
The Group's internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12m ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	12m ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off

Schedule of remaining contractual maturities at the end of the reporting period of the non-derivative financial liabilities and derivative financial liabilities, which are based on contractual undiscounted cash flows

	Weighted average interest rate	Repayable on demand or less than 1 year	1 - 2 years	2 - 5 years	Total undiscounted cash flow	Carrying amount
2025
Trade and other payables	N/A	124,845	—	—	124,845	124,845
Amount due to a related company	N/A	2,274,399	—	—	2,274,399	2,274,399
		2,399,244	—	—	2,399,244	2,399,244
Lease liabilities	3.80%	1,382,010	955,923	769,988	3,107,921	2,971,195

2024
Other liabilities	N/A	3,756	—	—	3,756	3,756
Amount due to a related company	N/A	9,159,071	—	—	9,159,071	9,159,071
		9,162,827	—	—	9,162,827	9,162,827
Lease liabilities	4.74%	1,169,339	474,720	39,560	1,683,619	1,613,905